SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18.    SHARE-BASED COMPENSATION

In order to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Group's business, the Group adopted a stock option plan in 2007 (the “2007 Plan”). Under the 2007 Plan, the Group may grant options to its employees, directors and consultants to purchase an aggregate of no more than 14,000,000 ordinary shares of the Group, subject to different vesting requirements. The 2007 Plan was approved by the Board of Directors and shareholders of the Group on October 16, 2008. On May 28, 2009, the Group adopted a new stock option plan (the “2008 Plan”) which allows the Group to grant options to its employees, directors and consultants to purchase an aggregate of no more than 8,600,000 ordinary shares of the Group, subject to different vesting requirements. On May 20, 2010, the Group adopted a new stock option plan (the “2010 Plan”) which allows the Group to grant options to its employees, directors and consultants to purchase an aggregate of no more than 9,000,000 ordinary shares of the Group, subject to different vesting requirements. On June 20, 2011, the Group adopted a new stock option plan (the “2011 Plan”) which allows the Group to grant options to its employees, directors and consultants to purchase an aggregate of no more than 22,000,000 ordinary shares of the Group, subject to different vesting requirements. On July 2, 2012, the Group approved amendments to the 2011 Plan which provide, in effect, that the maximum aggregate number of ordinary shares that may be issued pursuant to all awards (the “Award Pool”) under the 2011 Plan shall be equal to five percent of the total issued and outstanding ordinary shares as of July 2, 2012; provided that, the ordinary shares reserved in the Award Pool shall be increased automatically if and whenever the unissued ordinary shares reserved in the Award Pool accounts for less than one percent of the total then issued and outstanding ordinary shares, as a result of which increase the unused ordinary shares reserved in the Award Pool immediately after each such increase shall equal to five percent of the then issued and outstanding ordinary shares.

The 2007 Plan, 2008 Plan, 2010 Plan and 2011 Plan (collectively, the “Option Plans”) will be administered by the Compensation Committee as set forth in the Option Plans (the “Plan Administrator”). The board of directors of a committee designated by the board will administer the plan to execute option agreements with those persons selected by the Plan Administrator and issue ordinary shares of the Group upon exercise of any options so granted pursuant to the terms of an option agreement.

The 2007 and 2008 Option Plans contain the same terms and conditions. All options granted under the 2007 and 2008 Option Plans have a term of nine years from the option grant date and have two different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 50% on the second anniversary of the stated vesting commencement date and 25% on the third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2010 Option Plan have a term of seven to ten years from the option grant date and have three different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; 2) vest 25% on the first,  second,  third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date. All options granted under the 2011 Option Plan have a term of six to ten years from the option grant date and have four different vesting schedules: 1) vest 100% on the stated vesting commencement date in the grantee’s option agreement; or 2) vest 25% on the first, second,  third and fourth anniversaries of the stated vesting commencement date; or 3) vest 25% on the first anniversary of the stated vesting commencement date and 6.25% every quarter for each of the second, third and fourth anniversaries of the stated vesting commencement date; or 4) vest one-third on the first, second and third anniversaries of the stated vesting commencement date.

During the years ended December 31, 2016, 2017 and 2018, the Group granted nil,  15,080,000 and 17,600,000 options, respectively, to a combination of employees and directors of the Group at exercise prices ranging from US$0.06 to US$0.07. As of December 31, 2018, options to purchase 37,369,229 of ordinary shares were outstanding and options to purchase 16,222,688 ordinary shares were available for future grant under the Option Plans.

The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees and non-employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility, the expected price multiple at which employees are likely to exercise share options. For expected volatilities, the Group has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Group. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant.

(a)Options Granted to Employees

The following table summarized the Group's employee share option activity under the Option Plans:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	Exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2017	10,938,077	0.25	4.59	76
Vested and expected to vest at January 1, 2017	10,938,077	0.25	4.59	76

Granted	15,080,000	0.07	—	—
Forfeited	(904,720)	0.27	—	—

Outstanding, December 31, 2017	25,113,357	0.14	7.26	586

Vested and expected to vest at December 31, 2017	25,113,357	0.14	7.26	586

Exercisable at December 31, 2017	16,918,975	0.22	6.14	312

Granted	17,600,000	0.06	—	—
Exercised	(1,096,896)	0.08	—	—
Forfeited	(4,247,232)	0.06	—	—

Outstanding, December 31, 2018	37,369,229	0.11	7.81	2

Vested and expected to vest at December 31, 2018	37,369,229	0.11	7.81	2

Exercisable at December 31, 2018	16,222,688	0.17	5.93	2

The aggregated intrinsic value of share options outstanding and exercisable at December 31, 2018 was calculated based on the closing price of the Group's ordinary shares on December 31, 2018 of US$1.06 per ADS (equivalent to US$0.07 per ordinary share). The total intrinsic value of share options exercised during the years ended December 31, 2016, 2017 and 2018 was RMB3,132,000,  nil and RMB502,000, respectively.

As of December 31, 2018, there was RMB2,849,000 (US$414,000) of unrecognized share-based compensation cost related to share options issued to employees, which are expected to be recognized following the graded vesting method over the remaining vesting periods of different tranches, ranging from 2 years to 4 years.

The Group calculated the estimated fair value of the options granted in 2018 using the binomial option pricing model with the following assumptions:

2018

Suboptimal exercise factor	2.2-2.8
Risk-free interest rates	2.78%
Expected volatility	88%
Expected dividend yield	0%
Weighted average fair value of share option	0.0469

The total fair value of options vested during the years ended December 31, 2016, 2017 and 2018 was RMB590,000,  RMB2,054,000, and RMB 4,013,000 (US$584,000), respectively.

(b)Restricted Share Units Award Granted to Employees

On December 23, 2014, the Group issued 11,265,520 units of restricted share units to the employees and directors under the 2011 Plan. The restricted share units shall become vested in each year of 2014, 2015, 2016 and 2017, respectively.

On December 11, 2015, the Group issued 40,106,656 units of restricted share units to the employees and directors under the 2011 Plan. The restricted share units shall become vested in each year of 2016, 2017 and 2018, respectively.

On December 13, 2017, the Group issued 16,813,344 units of restricted share units to the employees and directors under the 2011 Plan. The restricted share units shall become vested in each year of 2018, 2019 and 2020, respectively.

On April 9, 2018, the Group issued 480,000 units of restricted share units to the employees and directors under the 2011 Plan. The restricted share units shall become vested in each year of 2018, 2019 and 2020, respectively.

As of December 31, 2018, there was RMB300,000 (US$44,000) of unrecognized share-based compensation cost, related to unvested restricted share units which is expected to be recognized over a weighted-average period of 2 years.

The following table summarized the Group's restricted shares award issued under the 2011 Plan:

	Number of	Weighted average grant
	ordinary shares	date fair value
		(US$)

Outstanding, January 1, 2017	7,901,127	0.46
Expected to vest at January 1, 2017	7,901,127	0.46

Granted	16,813,344	0.07
Vested	(20,555,835)	0.16
Forfeited	(1,935,168)	0.45

Outstanding, December 31, 2017	2,223,468	0.14
Expected to vest at December 31, 2017	2,223,468	0.14

Granted	480,000	0.07
Vested	(1,503,212)	0.35
Forfeited	(560,256)	0.43

Outstanding, December 31, 2018	640,000	0.07

Expected to vest at December 31, 2018	640,000	0.07

The cost of the restricted share units is determined using the fair value (determined based on the fair market value of the Group's ordinary shares on the grant date, or if the grant date is not a trading day then the immediately preceding trading date), net of expected forfeitures. The aggregate fair value of the unvested restricted share units for the years ended December 31, 2017 and 2018 was RMB1,187,448(US$183,000)  and RMB300,000 (US$44,000), respectively. The total fair value of restricted share units vested during the years ended December 31, 2016, 2017 and 2018 was RMB84,435,000,   RMB8,882,000 and RMB144,000 (US$21,000), respectively.

(c)Options Granted to Non-employees

The aggregated intrinsic value of share options outstanding and exercisable at December 31, 2018 was calculated based on the closing price of the Group's ordinary shares on December 31, 2018 of US$1.06 per ADS (equivalent to US$0.07 per ordinary share). As of December 31, 2018, the Company had options issued to non-employees outstanding to purchase an aggregate of nil shares with an exercise price below the closing price of the Company’s ordinary shares on December 31, 2018, resulting in an aggregate intrinsic value of nil.

On December 31, 2016, the Group granted restricted share units of 454,912 shares to a former employee, which were immediately vested. The fair market value of the Group's ordinary shares on the grant date of RMB1,320,000(US$194,000) was recorded in the “general and administrative expense” in the consolidated statement of comprehensive loss.

A total compensation expense relating to all options and restricted share units recognized for the years ended December 31, 2016, 2017 and 2018 is as follows:

	For the years ended December 31,
	2016	2017	2018
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000
Cost of revenues	5,961	490	551	80
Sales and marketing expenses	2,753	254	220	32
General and administration expenses	72,483	9,630	2,262	329
Research and development expenses	3,828	562	1,124	163
	85,025	10,936	4,157	604